Summary of significant accounting policies, Leased assets (Details) - Buildings and Facilities [Member]	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Leased assets [Abstract]
Term of lease	1 year
Maximum [Member]
Leased assets [Abstract]
Term of lease	10 years